Acquisitions, investments (including debt securities) and purchases of intangible assets - Fair Values of Assets Acquired and Liabilities Assumed (Details) - Aug. 24, 2022 - NewCo
€ in Thousands, $ in Thousands
	USD ($)	EUR (€)
Disclosure of detailed information about business combination
Fair value of consideration transferred	$ 406,086	€ 408,784
Fair value of previously held equity method investment in InterWell Health LLC	175,434	176,600
Fair value of consideration transferred and previously held investment	581,520	585,384
Less: Cash and cash equivalents	(57,383)	(57,764)
Less: Other assets	(2,819)	(2,838)
Less: Intangible assets	(34,519)	(34,748)
Other liabilities	13,029	13,116
Deferred tax liabilities	9,084	9,144
Noncontrolling interests	194,158	195,448
Goodwill	$ 703,070	€ 707,742